UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $54,883 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN SOFTWARE INC          CL A             029683109      985   167052 SH       SOLE                   167052
BALLY TECHNOLOGIES INC         COM              05874B107      873    25000 SH       SOLE                    25000
BOLT TECHNOLOGY CORP           COM              097698104     2007   197141 SH       SOLE                   197141
CECO ENVIRONMENTAL CORP        COM              125141101      920   154059 SH       SOLE                   154059
CENTRAL GARDEN & PET CO        COM              153527106     1525   147419 SH       SOLE                   147419
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     3184   307329 SH       SOLE                   307329
CORE MARK HOLDING CO INC       COM              218681104      987    31842 SH       SOLE                    31842
CPI CORP                       COM              125902106     4348   167993 SH       SOLE                   167993
DREAMS INC                     COM              261983209     2151  1132109 SH       SOLE                  1132109
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      177    50604 SH       SOLE                    50604
FURNITURE BRANDS INTL INC      COM              360921100     1466   272397 SH       SOLE                   272397
GORDMANS STORES INC            COM              38269P100      943    81648 SH       SOLE                    81648
HORNBECK OFFSHORE SVCS INC N   COM              440543106      958    49159 SH       SOLE                    49159
INTEGRATED ELECTRICAL SVC      COM              45811E301     1529   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108      783    58165 SH       SOLE                    58165
KEY TECHNOLOGY INC             COM              493143101      959    74190 SH       SOLE                    74190
KIRKLANDS INC                  COM              497498105     3118   225000 SH       SOLE                   225000
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1260    37300 SH       SOLE                    37300
NORTECH SYS INC                COM              656553104      645   180143 SH       SOLE                   180143
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     2475   171194 SH       SOLE                   171194
PAR TECHNOLOGY CORP            COM              698884103      317    51597 SH       SOLE                    51597
ROBBINS & MYERS INC            COM              770196103     8576   320200 SH       SOLE                   320200
S L INDS INC                   COM              784413106     1075    76697 SH       SOLE                    76697
SANFILIPPO JOHN B & SON INC    COM              800422107     2237   169538 SH       SOLE                   169538
SONIC CORP                     COM              835451105      404    50000 SH       SOLE                    50000
THOMPSON CREEK METALS CO INC   COM              884768102     2314   214700 SH       SOLE                   214700
TIDEWATER INC                  COM              886423102     1590    35500 SH       SOLE                    35500
TWIN DISC INC                  COM              901476101     4846   347411 SH       SOLE                   347411
ULTRA PETROLEUM CORP           COM              903914109     2204    52500 SH       SOLE                    52500
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       27  1303100 SH       SOLE                  1303100